SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 96.43%
Communication Services — 3.77%
9,444	Nexstar Media Group, Inc., Class A	$1,538,239

Consumer Discretionary — 14.41%
31,686	Callaway Golf Co.*	646,394
1,781	Deckers Outdoor Corp.*	454,778
4,990	Fox Factory Holding Corp.*	401,895
17,253	G-III Apparel Group Ltd.*	349,028
2,880	Group 1 Automotive, Inc.	489,024
1,760	Helen of Troy Ltd.*	285,842
4,742	LCI Industries	530,535
14,172	Malibu Boats, Inc., Class A*	747,006
14,344	Patrick Industries, Inc.	743,593
26,757	Ruth’s Hospitality Group, Inc.	435,069
19,130	Taylor Morrison Home Corp.*	446,877
48,969	Tilly’s, Inc., Class A	343,762
		5,873,803
Consumer Staples — 4.26%
24,908	Hostess Brands, Inc.*	528,299
2,977	Medifast, Inc.	537,378
6,700	MGP Ingredients, Inc.	670,603
		1,736,280
Energy — 7.70%
74,456	Magnolia Oil & Gas Corp., Class A	1,562,831
34,379	Par Pacific Holdings, Inc.*	535,969
16,870	PDC Energy, Inc.	1,039,361
		3,138,161
Financials — 14.78%
13,370	Allegiance Bancshares, Inc.	504,851
74,401	Compass Diversified Holdings	1,593,669
6,460	Pinnacle Financial Partners, Inc.	467,123
13,794	Preferred Bank/Los Angeles, CA	938,268
11,997	TriCo Bancshares	547,543
19,756	United Community Banks, Inc.	596,434
25,562	Veritex Holdings, Inc.	747,944
7,810	Wintrust Financial Corp.	625,971
		6,021,803
Health Care — 8.97%
10,011	Apollo Medical Holdings, Inc.*	386,325
10,574	Globus Medical, Inc., Class A*	593,624
18,790	Inotiv, Inc.*	180,384
21,376	Lantheus Holdings, Inc.*	1,411,457
2,253	Masimo Corp.*	294,400

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
3,731	Omnicell, Inc.*	$424,401
1,201	West Pharmaceutical Services, Inc.	363,146
		3,653,737
Industrials — 22.22%
164,845	ACCO Brands Corp.	1,076,438
16,139	Atkore, Inc.*	1,339,698
9,350	Barrett Business Services, Inc.	681,334
20,606	CBIZ, Inc.*	823,416
44,407	Columbus McKinnon Corp.	1,259,827
31,041	Ducommun, Inc.*	1,336,005
26,285	Greenbrier Cos., Inc. (The)	945,997
29,492	Insteel Industries, Inc.	992,996
5,148	NV5 Global, Inc.*	600,977
		9,056,688
Information Technology — 10.76%
4,043	Ambarella, Inc.*	264,655
63,202	AXT, Inc.*	370,364
16,950	Cohu, Inc.*	470,362
5,304	MKS Instruments, Inc.	544,350
15,229	Model N, Inc.*	389,558
3,546	Novanta, Inc.*	430,023
11,131	Onto Innovation, Inc.*	776,276
16,009	Sapiens International Corp. NV	387,258
13,390	Super Micro Computer, Inc.*	540,286
4,680	Tenable Holdings, Inc.*	212,519
		4,385,651
Materials — 4.05%
43,106	FutureFuel Corp.	313,812
5,743	Ingevity Corp.*	362,613
20,521	Koppers Holdings, Inc.	464,595
6,890	Materion Corp.	508,000
		1,649,020
Real Estate — 3.92%
53,660	DiamondRock Hospitality Co., REIT*	440,548
2,520	EastGroup Properties, Inc., REIT	388,912
12,758	STAG Industrial, Inc., REIT	393,967
21,079	UMH Properties, Inc., REIT	372,255
		1,595,682
Utilities — 1.59%
7,460	Southwest Gas Holdings, Inc.	649,617

Total Common Stocks		39,298,681
(Cost $26,751,499)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Exchange Traded Funds — 1.71%
168	iShares Russell 2000 Index Fund	$28,453
8,990	SPDR S&P Biotech ETF	667,687

Total Exchange Traded Funds		696,140
(Cost $1,153,213)

Investment Company — 2.18%
889,029	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	889,029

Total Investment Company		889,029
(Cost $889,029)

Total Investments		$40,883,850
(Cost $28,793,741) — 100.32%
Liabilities in excess of other assets — (0.32)%		(132,432)
NET ASSETS — 100.00%		$40,751,418

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3